Document and Entity Information	6 Months Ended
Jun. 30, 2010
Document Type	6-K
Amendment Flag	false
Document Period End Date	2010-06-30
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2
Trading Symbol	teva
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LTD
Entity Central Index Key	0000818686
Current Fiscal Year End Date	--12-31

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	3 Months Ended				6 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2010		Jun. 30, 2009
Net sales	$ 3,800		$ 3,400		$ 7,453		$ 6,547
Cost of sales	1,679		1,631		3,319		3,207
Gross profit	2,121		1,769		4,134		3,340
Research and development expenses	217		169		424		388
Selling and marketing expenses	644		649		1,396		1,253
General and administrative expenses	189		197		371		393
Legal settlements, acquisition and restructuring expenses and impairment	(9)		52		25		66
Purchase of research and development in process	5				9
Operating income	1,075		702		1,909		1,240
Financial expenses-net	148		61		175		124
Income before income taxes	927		641		1,734		1,116
Provision for income taxes	118		98		203		123
Income before minority interest earnings and equity investments	809		543		1,531		993
Share in losses of associated companies-net	9		20		17		19
Net income	800	[1]	523	[1]	1,514	[2]	974	[2]
Net income attributable to non-controlling interests	3		2		4		2
Net income attributable to Teva	$ 797		$ 521		$ 1,510		$ 972
Earnings per share attributable to Teva:
Basic	$ 0.89		$ 0.61		$ 1.69		$ 1.13
Diluted	$ 0.88		$ 0.58		$ 1.66		$ 1.09
Weighted average number of shares (in millions):
Basic	895		860		894		858
Diluted	921		895		921		895

[1]	Reclassified.
[2]	Reclassified.

CONSOLIDATED BALANCE SHEETS(USD ( $)) In Millions	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 1,995	$ 4,854
Short-term investments	253	24
Accounts receivable	5,019	4,985
Inventories	3,332	3,078
Deferred taxes and other current assets	1,542	1,502
Total current assets	12,141	14,443
Long-term investments and receivables	534	628
Deferred taxes, deferred charges and other assets	642	630
Property, plant and equipment, net	3,766	3,622
Identifiable intangible assets, net	4,053	3,639
Goodwill	12,674	12,223
Total assets	33,810	35,185
Current liabilities:
Short-term debt and current maturities of long term liabilities	1,301	1,946
Sales reserves and allowances	2,942	2,978
Accounts payable and accruals	2,680	2,647
Other current liabilities	679	611
Total current liabilities	7,602	8,182
Long-term liabilities:
Deferred income taxes	1,741	1,686
Other taxes and long term payables	727	712
Employee related obligations	170	171
Senior notes and loans	3,494	5,050
Convertible senior debentures	817	21
Total long term liabilities	6,949	7,640
Commitments and contingencies, see note 14
Total liabilities	14,551	15,822
Teva shareholders' equity:
Ordinary shares as of June 30, 2010 and December 31, 2009: authorized 2,500 million shares and 1,500 million shares, respectively; issued and outstanding 935 million shares and 923 million shares, respectively	49	49
Additional paid-in capital	12,880	13,139
Retained earnings	6,662	7,843
Accumulated other comprehensive income (loss)	555	(779)
Treasury shares as of June 30, 2010 and December 31, 2009-38 million ordinary shares	(924)	(924)
Stockholders' equity attributable to Parent, Total	19,222	19,328
Non-controlling interests	37	35
Total equity	19,259	19,363
Total liabilities and equity	$ 33,810	$ 35,185

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions	Jun. 30, 2010	Dec. 31, 2009
Ordinary shares, authorized	2,500	1,500
Ordinary shares, issued	935	923
Ordinary shares, outstanding	935	923
Treasury, shares	38	38

CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions	6 Months Ended
	Jun. 30, 2010		Jun. 30, 2009
Operating activities:
Net income	$ 1,514	[1]	$ 974	[1]
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	468		414
Decrease (increase) in working capital items	(217)		54
Deferred income taxes-net and uncertain tax positions	6	[1]	(108)	[1]
Purchase of research and development in process	9
Stock-based compensation	41		25
Other items - net	19	[1]	32	[1]
Net cash provided by operating activities	1,840		1,391
Investing activities:
Purchase of property, plant and equipment	(301)		(311)
Proceeds from realization of investments	538		42
Purchase of investments and other assets	(400)		(40)
Other items - net	24		(8)
Net cash used in investing activities	(139)		(317)
Financing activities:
Proceeds from senior notes, net of issuance costs of $6 million	2,492
Repayment of short term loans in connection with the acquisition of Barr			(1,120)
Dividends paid	(329)		(261)
Proceeds from exercise of options by employees	125		74
Proceeds from long-term loans and other long-term liabilities received	43		277
Redemption of convertible debentures	(45)
Discharge of long-term loans and other long-term liabilities	(930)		(118)
Net decrease in other short-term credit	(16)		(13)
Excess tax benefit on options exercised	10		6
Net cash provided by (used in) financing activities	1,350		(1,155)
Translation adjustment on cash and cash equivalents	(192)		(12)
Net increase (decrease) in cash and cash equivalents	2,859		(93)
Balance of cash and cash equivalents at beginning of period	1,995		1,854
Balance of cash and cash equivalents at end of period	$ 4,854		$ 1,761

[1]	Reclassified.

CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions	6 Months Ended
Jun. 30, 2010
Debt Conversion Instrument Amount Converted	$ 83
Debt Conversion Instrument Shares Issued Converted	2.3
Issuance cost, senior notes	$ 6

Basis of presentation	6 Months Ended
Jun. 30, 2010
Basis of presentation

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Teva Pharmaceutical Industries Limited ("Teva" or the "Company"). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2009, as filed with the Securities and Exchange Commission. The results of operations for the six months ended June 30, 2010 are not necessarily indicative of results that could be expected for the entire fiscal year.

Certain items in the cash flow statements and in the comprehensive income (loss) note have been reclassified.

Certain transactions	6 Months Ended
Jun. 30, 2010
Certain transactions

NOTE 2 – Certain transactions:

a. Acquisition

On March 18, 2010, the Company signed a definitive agreement under which Teva agreed to acquire Merckle ratiopharm Group ("ratiopharm") for an enterprise value of Euro 3.625 billion plus interest accrued from January 1, 2010 (or approximately  $4.7 billion). Ratiopharm is a global pharmaceutical company that operates in more than 20 countries. This acquisition is expected to improve Teva's market position in Germany and further enhance Teva's leadership position in key European markets and Canada.

Closing of the transaction is subject to certain conditions, including relevant regulatory approvals. The transaction is expected to close in the third quarter of 2010.

In July 2010, we entered into separate bilateral credit agreements with three banks, each of which provides for  $500 million in committed financing, for an aggregate of  $1.5 billion, which will be used to pay a portion of the purchase price for the ratiopharm acquisition. We have drawn down  $500 million under one of the facilities.

b. Termination of agreement

Under agreements entered into by Teva and Sanofi-Aventis, the sale and distribution, in North America, Europe and certain other countries, of Copaxone®, an innovative product of the Company for the treatment of multiple sclerosis, have been carried out by Sanofi-Aventis.

On April 1, 2008, Teva took over the U.S. and Canadian distribution of Copaxone®. Under the terms of the agreements, Sanofi- Aventis was entitled to payment by Teva of previously agreed-upon termination consideration of 25% of the in-market sales of Copaxone® in the U.S. and Canada for an additional two-year period which ended on April 1, 2010.

Issuance of senior notes	6 Months Ended
Jun. 30, 2010
Issuance of senior notes

NOTE 3 – Issuance of senior notes:

In June 2010, subsidiaries of the Company issued an aggregate of  $2.5 billion principal amount of senior notes as described in the table below. All such notes are guaranteed by Teva.

Issuer	Annual interest rate	Principal amount issued	Due
	%	(U.S. $ in millions)
Teva Pharmaceutical Finance III, LLC	LIBOR plus 0.40	$500	December 2011

Teva Pharmaceutical Finance III, LLC *	1.5	$1,000	June 2012

Teva Pharmaceutical Finance II, B.V. *	3.0	$1,000	June 2015

*	In June 2010, the Company entered into two interest rate swap agreements with respect to its $1 billion principal amount of 1.50% senior notes due 2012 and to its $1 billion principal amount of 3.00% senior notes due 2015 (see note 11).

Inventories	6 Months Ended
Jun. 30, 2010
Inventories

NOTE 4 – Inventories:

Inventories consisted of the following:

	June 30, 2010	December 31, 2009
	U.S. $ in millions
	Unaudited	Audited
Raw and packaging materials	$1,022	$1,072
Products in process	493	522
Finished products	1,453	1,658

	2,968	3,252
Materials in transit and payments on account	110	80

	$3,078	$3,332

Convertible senior debentures	6 Months Ended
Jun. 30, 2010
Convertible senior debentures

NOTE 5 – Convertible senior debentures:

During the six months ended June 30, 2010,  $83 million principal amount of convertible senior debentures was converted into approximately 2.3 million Teva shares. Of the  $83 million principal amount,  $34 million principal amount is related to Teva's 0.5% convertible senior debentures due 2024 and  $49 million principal amount is related to Teva's 0.25% convertible senior debentures due 2024. In addition, during the six months ended June 30, 2010,  $45 million principal amount of convertible senior debentures related to Teva's 0.5% convertible senior debentures due 2026 was converted.

Teva's 1.75% convertible senior debentures due 2026 amounting to  $779 million, which were reported under long-term liabilities at December 31, 2009, were reported under short-term debt at June 30, 2010 as the earliest future redemption both by the holders and Teva is on February 1, 2011.

Teva's 0.25% convertible senior debentures due 2024 amounting to  $67 million, which were reported under short-term liabilities at December 31, 2009, were reported under long-term debt at June 30, 2010 as the earliest future redemption by the holders is on August 1, 2014.

Earnings per share	6 Months Ended
Jun. 30, 2010
Earnings per share

NOTE 6 – Earnings per share:

Basic earnings per share is computed by dividing net income attributable to Teva by the weighted average number of ordinary shares (including special shares exchangeable into ordinary shares) outstanding during the period, net of treasury shares.

In computing diluted earnings per share for the three months and six months ended June 30, 2010 and 2009, respectively, basic earnings per share were adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested restricted stock units ("RSUs") granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures and subordinated notes using the "if-converted" method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures and subordinated notes.

In computing diluted earnings per share for the three months and six months ended June 30, 2009, no account was taken of the potential dilution of the convertible senior debentures, amounting to 16 million weighted average shares, since they had an anti-dilutive effect on earnings per share.

The net income and the weighted average number of shares used in the computation of basic and diluted earnings per share for the three months and six months ended June 30, 2010 and 2009 are as follows:

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009
	(in millions)
Net income attributable to Teva	$797	$521	$1,510	$972
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	11	1	22	2

Net income used for the computation of diluted earnings per share	$808	$522	$1,532	$974

Weighted average number of shares used in the computation of basic earnings per share	895	860	894	858
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	7	7	7	8
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	19	28	20	29

Weighted average number of shares used in the computation of diluted earnings per share	921	895	921	895

Revenue recognition	6 Months Ended
Jun. 30, 2010
Revenue recognition

NOTE 7 – Revenue recognition:

Revenue is recognized when title to, and risk and reward for, a given product are transferred to the customer, with provisions for estimated chargebacks, returns, rebates, discounts and shelf stock adjustments established concurrently with the recognition of revenue, and deducted from sales.

Provisions for chargebacks, returns, rebates and other promotional items are included in "Sales reserves and allowances" under "Current liabilities". Provision for doubtful debts and prompt payment discounts are netted against "Accounts receivable".

The calculation is based on historical experience and the specific terms in the individual agreements. Chargebacks are the single largest component of sales reserves and allowances. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following actual or anticipated decreases in the invoice or contract price of the related product. Where there is a historical experience to customer returns, Teva records a reserve for estimated sales returns by applying that experience to the amounts invoiced and the amount of returned products to be destroyed versus product that can be placed back in inventory for resale.

Comprehensive income (loss)	6 Months Ended
Jun. 30, 2010
Comprehensive income (loss)

NOTE 8 – Comprehensive income (loss):

Comprehensive income (loss) is as follows:

	Three months ended June 30,		Six months ended June 30,
	U.S. $ in millions
	2010	2009	2010	2009
Net income*	$800	$523	$1,514	$974
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) from available-for-sale securities, net of tax	(18)	58	29	(7)
Unrealized gain on derivative financial instruments	7	—	7	—
Realization and reclassification adjustment on available for sales securities, net of tax	(26)	(7)	(26)	(7)
Currency translation adjustment, net of tax	(1,022)	527	(1,344)	(86)

Total comprehensive income (loss)	(259)	1,101	180	874
Comprehensive income attributable to the non-controlling interests*	(3)	(2)	(4)	(2)

Comprehensive income (loss) attributable to Teva	$(262)	$1,099	$176	$872

*	Reclassified.

Entity-wide disclosures	6 Months Ended
Jun. 30, 2010
Entity-wide disclosures

NOTE 9 – Entity-wide disclosures:

Net sales by geographic area were as follows:

	Three months ended June 30,		Six months ended June 30,
	U.S. $ in millions
	2010	2009	2010	2009
North America	$2,467	$2,108	$4,776	$4,033
Europe	811	777	1,623	1,516
International	522	515	1,054	998

	$3,800	$3,400	$7,453	$6,547

Fair value measurement	6 Months Ended
Jun. 30, 2010
Fair value measurement

NOTE 10 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of June 30, 2010 and December 31, 2009 are classified in the tables below in one of the three categories described above:

	June 30, 2010 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$512	$—	$—	$512
Cash deposits and other	4,342	—	—	4,342
Marketable securities*:
Auction rate securities	—	—	68	68
Collateral debt obligations	13	—	1	14
Equity securities	99	—	—	99
Structured investment vehicles		82	—	82
Other	56	—	—	56
Derivatives **:
Liability derivatives—mainly options and forward contracts	—	(220)	—	(220)
Interest rate swap (liabilities)	—	(40)	—	(40)
Interest rate and cross-currency swaps (assets)	—	46	—	46
Asset derivatives—mainly options and forward contracts	—	11	—	11

Total	$5,022	$(121)	$69	$4,970

	December 31, 2009 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$512	$—	$—	$512
Cash deposits and other	1,483	—	—	1,483
Marketable securities*:
Auction rate securities	—	—	75	75
Collateral debt obligations	13	—	1	14
Equity securities	104	—	—	104
Structured investment vehicles	—	37	—	37
Other—mainly debt securities	240	—	—	240
Derivatives—net**	—	(11)	—	(11)

Total	$2,352	$26	$76	$2,454

*	Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.
**	Derivatives primarily represent foreign currency and option contracts and interest rate swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	June 30,
	2010	2009
	U.S. $ in millions
Carrying value as of January 1	$76	$98
Amount realized	—	(3)
Net change to fair value:
Loss included in other comprehensive income (loss)	(7)	(20)

Carrying value as of June 30	$69	$75

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables is usually identical or close to their carrying value. The fair value of long-term bank loans and senior notes also approximates their carrying value, since they bear interest at rates close to the prevailing market rates. The fair value of the senior notes, convertible senior debentures and interest rate swap agreements included under long-term liabilities amounted to  $4,313 million and  $2,150 million at June 30, 2010, and December 31, 2009, respectively, based on quoted market values and prevailing market rates. The fair value of interest rate swap agreements included under long term investments and receivables amounted to  $46 million and  $10 million at June 30, 2010 and December 31, 2009, respectively.

The fair values and the carrying amounts of derivatives and convertible senior debentures with an earliest date of redemption within 12 months are assets of  $11 million and  $ 20 million (derivatives) and liabilities of  $1,424 million and  $771 million (convertible senior debentures and derivatives) at June 30, 2010, and December 31, 2009, respectively. The fair value of derivatives generally reflects the estimated amounts that Teva would receive or pay to terminate the contracts at the reporting dates.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. On April 1, 2009, the Company adopted an accounting pronouncement which changes the method for determining whether another-than-temporary impairment exists for debt securities and the amount of the impairment to be recorded in earnings. At December 31, 2009, as well as at June 30, 2010, the credit loss was  $293 million.

In January 2010, the FASB updated its guidance regarding fair value measurements disclosures. More specifically, this update requires (a) an entity to disclose separately the amounts of significant transfers in and out of Levels 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances and settlements to be presented separately (i.e. present the activity on a gross basis rather than net) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3 inputs). This update clarifies existing disclosure requirements for the level of disaggregation used for classes of assets and liabilities measured at fair value, and requires disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements using Level 2 and Level 3 inputs. As applicable to Teva, this guidance is effective as of January 1, 2010, except for the gross presentation of the Level 3 roll forward information, which is required beginning January 1, 2011. As applicable to Teva, the adoption of the new guidance did not have a material impact on its consolidated financial statements.

Derivative instruments and hedging activities	6 Months Ended
Jun. 30, 2010
Derivative instruments and hedging activities

NOTE 11 – Derivative instruments and hedging activities:

a. Interest rate and cross-currency swaps

During the second quarter of 2010, the Company entered into swap agreements with respect to its  $1 billion principal amount of 1.50% senior notes due in 2012 and its  $1 billion principal amounts of 3.00% senior notes due in 2015.

The purpose of the interest rate swap agreement with respect to Teva's 2012 senior notes was to change the interest rate from fixed to floating rate. As a result of this agreement, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.41% on the  $1 billion principal amount, as compared to the stated 1.50% fixed rate.

The purpose of the interest rate and cross-currency swap agreement with respect to Teva's 2015 senior notes was to convert these dollar denominated notes to a Euro denomination. As a result of this agreement, Teva pays a fixed rate of 2.36% on the Euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount.

The above transactions qualify for hedge accounting.

b. Derivative instruments in relation with the ratiopharm acquisition

In anticipation of the closing of the ratiopharm acquisition, the Company entered into derivative transactions in an amount of €1.5 billion which include forward and option contracts in order to partially hedge the Euro denominated acquisition commitment of €3.6 billion. As these transactions do not qualify for hedge accounting the change in fair value of these transactions is recognized under finance expenses – net, resulting in a loss of  $147 million for the six months and three months ended June 30, 2010.

c. Derivative instrument disclosure

The fair value of derivative instruments is comprised of:

1.	Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments. These are reported under long-term investments and receivables, and the fair value amounted to $46 million and $10 million at June 30, 2010 and December 31, 2009, respectively.

2.	Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments for accounting purposes. These are reported under deferred taxes and other current assets, and the fair value amounted to $11 million and $20 million at June 30, 2010 and December 31, 2009, respectively.

3.	Liability derivatives, comprising interest rate swap agreements, designated as hedging instruments. These are reported under senior notes and loans, and the fair value amounted to $40 million and $10 million at June 30, 2010 and December 31, 2009, respectively.

4.	Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments for accounting purposes. These are reported under accounts payable, and the fair value amounted to $220 million and $31 million at June 30, 2010 and December 31, 2009, respectively.

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, losses of  $118 million and  $70 million were recognized under financial expenses—net for the six months ended June 30, 2010 and 2009, respectively, and a loss of  $80 million and a gain of  $56 million were recognized under financial expenses-net for the three months ended June 30, 2010 and June 30, 2009, respectively. Such losses offset the revaluation of the balance sheet items also booked under financial expenses—net.

With respect to the interest rate and cross-currency swap agreements, gains of  $8 million and  $4 million were recognized under financial expenses—net for the six months and three months ended June 30, 2010, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

Recently adopted and issued accounting pronouncements	6 Months Ended
Jun. 30, 2010
Recently adopted and issued accounting pronouncements

NOTE 12 – Recently adopted and issued accounting pronouncements:

a. Recently adopted accounting pronouncements:

In June 2009, the FASB updated accounting guidance relating to variable interest entities. As applicable to Teva, this guidance is effective commencing January 1, 2010. The adoption of the new guidance did not have a material impact on the consolidated financial statements.

b. Recently issued accounting pronouncements:

In October 2009, the FASB issued amendments to the accounting and disclosure for revenue recognition. These amendments, effective for fiscal years beginning on or after June 15, 2010 (early adoption is permitted), modify the criteria for recognizing revenue in multiple element arrangements and require companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. Additionally, the amendments eliminate the residual method for allocating arrangement considerations. Teva is currently evaluating the impact that the adoption would have on its consolidated financial statements.

In April 2010, the FASB issued amendment to the accounting and disclosure for revenue recognition—milestone method. This amendment, effective for fiscal years beginning on or after June 15, 2010 (early adoption is permitted), provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. Teva is currently evaluating the impact that the adoption would have on its consolidated financial statements.

Legal settlements, acquisition and restructuring expenses and impairment	6 Months Ended
Jun. 30, 2010
Legal settlements, acquisition and restructuring expenses and impairment

NOTE 13 – Legal settlements, acquisition and restructuring expenses and impairment:

Legal settlements, acquisition and restructuring expenses and impairment consisted of the following:

	Three months ended June 30,		Six months ended June 30,
	U.S. $ in millions
	2010	2009	2010	2009
Legal settlements	$(23)	$42	$(6)	$42
Acquisition expenses	—	—	15	—
Restructuring expenses	11	10	13	22
Impairment of long lived assets	3	—	3	2

Total	$(9)	$52	$25	$66

Contingencies	6 Months Ended
Jun. 30, 2010
Contingencies

NOTE 14 – Contingencies:

General

From time to time, Teva and its subsidiaries are subject to legal claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes it has meritorious defenses to the actions to which it is a party and expects to pursue vigorously the defense of each of such actions, including those described below. Based upon the status of these cases, the advice of counsel, management's assessment of such cases and the potential exposure involved relative to insurance coverage, no provision has been made in Teva's financial statements for any of such actions except as otherwise noted below. Furthermore, based on currently available information, Teva believes that none of the proceedings described below will have a material adverse effect on its financial condition; however, if one or more of such proceedings were to result in judgments against Teva, such judgments could be material to its results of operations in a given period.

From time to time, Teva seeks to develop generic products for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generic products prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended by the Medicare Prescription Drug Improvement and Modernization Act of 2003. To the extent that it seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which alternate manufacturing process techniques may infringe originator or third-party process patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic product even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva. Although Teva currently has insurance coverage for certain types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or be ultimately found to relate to damages that are not covered by Teva's policy. Except as described below, Teva does not have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such patent infringement cases. However, if Teva were to be required to pay damages in any such case, courts would generally calculate the amount of any such damages based on a reasonable royalty or lost profits of the patentee. If damages were determined based on lost profits, the amount would be related to the sales of the branded product. In addition, the launch of an authorized generic and other generic competition may be relevant to the damages estimation. Although the legislation concerning generic pharmaceuticals, as well as the patent law, is different in other countries where Teva does business, from time to time Teva is also involved in litigation regarding corresponding patents in those countries.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available products continues to expand, the number of product liability claims asserted against Teva has increased. Teva believes that it maintains product liability insurance coverage in amounts and with provisions that are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceutical products that are not covered by insurance and accordingly may be subject to claims that are not covered by insurance as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims.

Intellectual Property Matters

In 1992, Teva Canada Limited ("Teva Canada," which was then known as Novopharm Limited) commenced sales of zidovudine or azidothymidine ("AZT"), which is a generic version of Retrovir . Teva Canada ceased sales of AZT in December 2002, when the Supreme Court of Canada upheld the patent as valid and infringed. Although the patent subsequently expired in March 2006, Teva Canada has not resumed sales of AZT. A provision for this matter has been included in the financial statements. The trial to quantify damages is currently scheduled to begin on May 30, 2011.

In October 2004, Alpharma and Teva launched their 100 mg, 300 mg and 400 mg gabapentin capsule products and, in December 2004, Alpharma and Teva launched their 600 mg and 800 mg gabapentin tablet products. Gabapentin capsules and tablets are the AB-rated generic versions of Pfizer's anticonvulsant Neurontin capsules and tablets, which had annual sales of approximately  $2.7 billion for the twelve months ended September 2004, based on IMS data. Teva's subsidiary IVAX Pharmaceuticals, Inc. ("IVAX") also launched its non-AB rated tablets in August 2004 and its AB-rated capsules and tablets in March and April 2005, respectively. In August 2005, the United States District Court for the District of New Jersey granted summary judgment in favor of Teva, Alpharma and IVAX. On September 21, 2007, the Court of Appeals for the Federal Circuit (the "Federal Circuit") reversed the summary judgment decision and remanded the case for further proceedings. A trial has not been scheduled. The patent at issue expires in 2017. Were Pfizer ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to sales of its gabapentin products and be enjoined from selling its gabapentin products until patent expiry. Pursuant to the terms of the agreement with Alpharma, were Pfizer to be successful in its allegation of patent infringement against Alpharma, Teva may also be required to indemnify Alpharma against damages related to a portion of the sales of Alpharma's gabapentin products.

In May 2007, Teva commenced sales of its 300 mg cefdinir capsule product and 125 mg/5 ml and 250 mg/5 ml cefdinir powder for oral suspension products. Cefdinir capsules and cefdinir for oral suspension are the AB-rated generic versions of Abbott's antibiotic Omnicef , which had annual sales of approximately  $860 million for the twelve months ended December 2006, based on IMS data. Teva is in litigation with Abbott in the United States District Court for the Northern District of Illinois with respect to a polymorph patent that expires in 2011. In May 2007, the District Court denied Abbott's motion for a preliminary injunction, finding that Abbott was not likely to prevail on the merits as to Teva's noninfringement defense, based on the record before the Court. In May 2009, the Federal Circuit affirmed the District Court's denial of the preliminary injunction. On January 11, 2010, the United States Supreme Court denied Abbott's petition for certiorari. The case was remanded to the District Court, and has now been settled under terms that are confidential.

In May 2007, Teva commenced sales of its 2.5mg/10mg, 5mg/10mg, 5mg/20mg, and 10mg/20mg amlodipine besylate/benazepril capsules. Amlodipine besylate/benazepril capsules are the AB-rated generic versions of Novartis' Lotrel , which had annual sales of approximately  $1.4 billion for the twelve months ended March 2007, based on IMS data. In June 2007, the United States District Court for the District of New Jersey denied Novartis' motion for a preliminary injunction, finding that Novartis was not likely to succeed on its allegations of infringement. The patent at issue expires in 2017. A trial date has not been scheduled. Were Novartis ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages related to sales of its amlodipine besylate/benazepril capsules and be enjoined from selling those products until patent expiry.

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa . Zyprexa had annual sales in Canada of approximately  $180 million for the twelve months ended May 2007, based on IMS data. In June 2007, the Federal Court of Canada denied Lilly's request to prohibit the Minister of Health from issuing Teva Canada's final regulatory approval. Shortly after the launch by Teva Canada, Lilly filed an action for patent infringement. In October 2009, the patent at issue, which was otherwise set to expire on April 24, 2011, was held to be invalid. On July 21, 2010, the Court of Appeal set aside the judgment of the Federal Court, with two grounds of invalidity being sent back to the Federal Court for reconsideration in accordance with the Court of Appeal's instructions. Were Lilly ultimately to be successful with regard to these invalidity issues, Teva Canada could be required to pay damages related to its sales of olanzapine tablets and be enjoined from selling those products until patent expiry.

        In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets. Pantoprazole sodium tablets are the AB-rated generic versions of Wyeth's Protonix , which had annual sales of approximately  $2.5 billion for the twelve months ended September 2007, based on IMS data. In September 2007, the United States District Court for the District of New Jersey denied Wyeth/Altana's motion for a preliminary injunction, finding that Wyeth/Altana was not likely to prevail on the merits as to Teva's invalidity defense on the compound patent, based on the record before the Court. In May 2009, the Federal Circuit affirmed the District Court's denial of the preliminary injunction. The patent at issue expired on July 19, 2010, and the innovator has been granted pediatric exclusivity, which expires on January 19, 2011. On April 23, 2010, the jury returned a verdict finding that the patent is not invalid. On July 16, 2010, the Court denied Teva's motion to overturn the verdict. Based on the fact that Teva has defenses remaining at the trial level, including patent misuse, the Court also denied Wyeth/Altana's request that Teva's final approval date be reset to January 2011. A ruling for Teva on the patent misuse claim may render the patent unenforceable. In addition, Teva believes that it has substantial grounds for appeal of the Court's decision on invalidity and intends to pursue its appeals vigorously. Teva does not believe that an award of damages in this matter is probable. In addition, in light of previous rulings denying a preliminary injunction to Wyeth/Altana, Teva believes that the likelihood of treble damages is remote. Wyeth/Altana has requested (i) that the Court lift its stay on damages discovery and (ii) permission to renew its motion to strike Teva's remaining patent defenses. Were Wyeth/Altana ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to the sale of its pantoprazole sodium tablets and be enjoined from further selling those products until patent expiry.

In May 2010, Teva commenced sales of its drospirenone and ethinyl estradiol tablets under the name GianviTM. GianviTM tablets are the generic version of Bayer's Yaz tablets, which had sales of approximately  $782 million for the twelve months ended December 31, 2009, based on IMS data. On June 1, 2010, Teva filed suit against Bayer in the Southern District of New York, seeking declaratory judgment of invalidity and non-infringement of three Orange Book patents that expire on June 30, 2014. On June 7, 2010, Bayer filed suit against Teva in the United States District Court for the District of Nevada alleging infringement of the same three patents. Teva has filed a motion to transfer the Nevada action to New York, where its declaratory judgment action is pending. Were Bayer ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to the sale of its GianviTM tablets and be enjoined from further selling those products until patent expiry. A provision for this matter has been included in the financial statements.

In July 2008, Teva learned that Sandoz Inc., the U.S. generic drug division of Novartis AG, in conjunction with Momenta Pharmaceuticals, Inc., had filed an ANDA with the FDA for a generic version of Copaxone (glatiramer acetate) containing Paragraph IV certifications to each of the patents that Teva has listed in the FDA's Orange Book for the product. On August 28, 2008, Teva filed a complaint against Sandoz, Inc., Sandoz International GmbH, Novartis AG and Momenta Pharmaceuticals, Inc. in the United States District Court for the Southern District of New York, alleging infringement of four Orange Book patents. The patents, which expire on May 24, 2014, cover the chemical composition of Copaxone , pharmaceutical compositions containing it and methods of using it. The lawsuit triggered a stay of any FDA approval of the Sandoz ANDA until the earlier of the expiration of a period of 30 months or a district court decision in Sandoz' favor. Sandoz, Inc. and Momenta Pharmaceuticals Inc. filed their answers to Teva's complaint in November 2008, asserting several affirmative defenses to Teva's patent infringement claims, including non-infringement, invalidity and unenforceability of the asserted Orange Book patents. The answers also seek declaratory judgments of non-infringement, invalidity and unenforceability with respect to three unasserted Orange Book patents and two non-Orange Book patents. In December 2008, Sandoz International GmbH and Novartis AG brought a motion to dismiss Teva's patent claims on personal jurisdiction grounds, and in December 2009, Sandoz filed a motion for summary judgment of invalidity based on indefiniteness. Both motions are pending. A claim construction hearing was held on January 20, 2010. A trial date has not been scheduled. On December 10, 2009, Teva filed a separate complaint against Sandoz and Momenta alleging infringement of four "marker" non-Orange Book patents, the latest of which expires in February 2020. On January 7, 2010, Sandoz moved to dismiss these claims, arguing that their alleged infringing acts were protected under statute and/or not ripe at the current time.

On October 16, 2009, after learning that Mylan Laboratories, Inc. had filed an ANDA containing Paragraph IV certifications with the FDA for a generic version of Copaxone , Teva filed a complaint against Mylan in the United States District Court for the Southern District of New York, alleging infringement of each of the seven Orange Book patents. No trial date has been scheduled.

As described above, Copaxone , Teva's leading innovative product, from which it derives substantial revenues and which contributes disproportionately to its profits, faces intense patent challenges. Although Teva believes that Copaxone has strong patent protection, should its patents be successfully challenged, Teva may face intense generic competition for Copaxone , which would adversely affect its results of operations.

Product Liability Matters

Barr and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involve medroxyprogesterone acetate (a progestin that has been prescribed to women receiving estrogen-containing hormone therapy), and a much smaller number involve Cenestin (an estrogen-containing product sometimes prescribed to treat symptoms associated with menopause). A high percentage of the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product. As a result, approximately 5,500 cases have been dismissed, leaving approximately 621 pending. To date, Barr and Duramed products have been identified in 493 of those cases. Additional dismissals are expected. The vast majority of the claims are covered by insurance.

        Teva and its subsidiary Pliva, Inc. have been named as defendants in over 250 product liability lawsuits brought against them and other manufacturers by plaintiffs claiming injuries from the use of metoclopramide (the generic form of Reglan ). Those claims include allegations of neurological disorders, including tardive dyskinesia, as a result of ingesting the product. For over twenty years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing this syndrome increased with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a "black box" warning about the risk of tardive dyskinesia from long-term exposure to metoclopramide. The vast majority of the cases are in the very early stages and it has not yet been determined how many plaintiffs actually used a Teva or Pliva product. Teva and Pliva expect to be dismissed from at least some of these cases where plaintiffs cannot demonstrate that they used either a Teva or Pliva product. The vast majority of the cases against Teva and Pliva are currently covered by insurance.

Teva Parenteral Medicines, Inc. has been named as a defendant in almost 250 lawsuits in state court in Las Vegas, Nevada relating to its propofol product. The plaintiffs in these lawsuits claim that they were infected with the hepatitis C virus as a result of the re-use, by medical practitioners at a series of commonly owned endoscopy centers, of single-patient vials of propofol on more than one patient. Teva's propofol product states in its label that it is for single-patient use only and that aseptic techniques must be followed at all times when using the product. Teva is also named as a defendant in almost 100 other cases brought by plaintiffs who were also patients at these endoscopy centers, but who have not contracted the virus. These plaintiffs allege a cause of action based on the fear of contracting an infectious disease. The first trial began on April 12, 2010, and on May 5, 2010, the jury returned a verdict in favor of plaintiffs for  $5.1 million in compensatory damages. On May 7, 2010, the jury awarded  $356 million in punitive damages against Teva and  $144 million in punitive damages against Baxter, the distributor of the product. Teva has filed several post-trial motions, which will be considered by the trial court at a hearing that is currently scheduled for July 29, 2010. In addition, Teva believes that it has numerous grounds for reversal of the jury verdicts and intends to pursue its appeals vigorously. Teva does not believe that an award of damages in this matter is probable. The next trial is scheduled to begin on October 18, 2010.

Competition Matters

In April 2006, Teva and its subsidiary Barr Laboratories were sued, along with Cephalon, Inc., Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges generally that the settlement agreements entered into between the different generic pharmaceutical companies and Cephalon, in their respective patent infringement cases involving finished modafinil products (the generic version of Provigil ), were unlawful because the settlement agreements resulted in the exclusion of generic competition. The case seeks unspecified monetary damages, attorneys' fees and costs. The case was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers of the product, by an individual indirect purchaser of the product, certain retail chain pharmacies that purchased the product and by Apotex, Inc. The cases seek various forms of injunctive and monetary relief, including treble damages and attorneys' fees and costs. In February 2008, following an investigation of these matters, the Federal Trade Commission ("FTC") sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil and improperly excluding generic competition. The FTC's complaint does not name Teva or Barr as a defendant. On March 29, 2010, the Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. In November 2009, another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations.

Teva Pharmaceuticals USA, Inc. ("Teva USA") was named as a defendant, along with Biovail Corp. and Elan Corporation, plc, in several civil actions currently pending in the United States District Court for the District of Columbia. The cases allege generally that arrangements between Biovail and Elan relating to sales of nifedipine cc extended release tablets, in connection with which Teva USA acted as a distributor for Biovail, were unlawful under the federal antitrust laws. The challenged arrangements were previously the subject of a consent decree entered into by the FTC with Biovail and Elan, to which Teva USA was not a party. The complaints seek unspecified monetary damages, attorneys' fees and costs. Four of the cases were brought on behalf of alleged classes of persons who allegedly purchased nifedipine cc extended release tablets made by Elan or Biovail in the United States directly from Teva USA. Two cases that were brought individually by alleged direct purchasers were dismissed as to Teva USA pursuant to a settlement agreement between those purchasers and Teva USA. Teva has entered into a settlement agreement with the class plaintiffs for  $10 million, which was preliminarily approved by the court on July 7, 2010.

        Barr has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro ) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anti-competitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. A prior investigation of this agreement by the Texas Attorney General's office on behalf of a group of state attorneys general was closed without further action in December 2001. In March 2005, the court in the federal multi-district litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. In November 2007, the Second Circuit transferred the appeal involving the indirect purchaser plaintiffs to the Court of Appeals for the Federal Circuit, while retaining jurisdiction over the appeals of the direct purchaser plaintiffs. In October 2008, the Federal Circuit affirmed the grant of summary judgment in the defendants' favor on all claims by the indirect purchaser plaintiffs. The plaintiffs' petition for panel rehearing and rehearing en banc was denied in December 2008. The plaintiffs filed a petition for certiorari to the United States Supreme Court, which was denied in June 2009. On April 29, 2010, the Second Circuit also affirmed the grant of summary judgment in the defendants' favor on all claims by the direct purchaser plaintiffs. On May 19, 2010, plaintiffs filed their petition for a rehearing en banc. The Second Circuit has not yet asked defendants for a response to that petition. All but three of the state cases have been dismissed. Following an earlier stay of the California case, the California court granted defendants' summary judgment motions on August 21, 2009, and directed the entry of final judgment on September 24, 2009. Plaintiffs have appealed this decision. The Kansas action is stayed, and the Florida action is in the very early stages, with no hearings or schedule set to date.

Teva believes that the agreements at issue in the foregoing matters are valid settlements to patent lawsuits and cannot form the basis of an antitrust claim.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva USA, Sicor Inc. ("Sicor"), IVAX, and Barr (collectively, the "Teva parties"), are defendants in a number of cases pending in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys fees, and/or administrative, injunctive, equitable or other relief, are at various stages of litigation, and the Teva parties continue to defend them vigorously.

In May 2008, the United States District Court for the District of Massachusetts unsealed a drug pricing action against several generic pharmaceutical companies, including various Teva parties. The action was filed by a private party pursuant to the federal False Claims Act, and it alleges, on behalf of the federal government, drug pricing claims arising from the federal government's contributions to the various state Medicaid programs. According to the complaint, the federal government declined to intervene in the litigation. In December 2009, the Teva parties reached an agreement in principle to settle this matter and the Florida and Texas matters mentioned below, as well as another previously unserved action in California (which Teva understands was dismissed without prejudice), and provision for the settlement was included in the financial statements for the fourth quarter of 2009. In July 2010, the Teva parties executed a settlement agreement with the plaintiffs, pursuant to which motions to dismiss the actions will be filed shortly.

Additionally, a number of state attorneys general, approximately 47 counties in New York and the City of New York have also filed various actions relating to drug price reporting. The Teva parties (either collectively or individually) are named in one or more actions in numerous states relating to reimbursements under Medicaid or other programs, including Alaska, Florida, Hawaii, Idaho, Illinois, Iowa, Kansas, Kentucky, Mississippi, Missouri, New York, South Carolina, Texas, Utah and Wisconsin. In addition to the actions relating to their Medicaid programs, the states of Mississippi and South Carolina have brought actions in their state courts on behalf of their state health plans. In March 2010, the Teva parties reached a settlement in principle with counsel for the New York litigants and the state of Iowa, as well as the states of Hawaii, Alaska and Idaho, and in June 2010, the Teva parties also reached a settlement in principle with counsel for the state of Kentucky. A provision for all of these cases, including the settlements in principle, was included in the financial statements for the fourth quarter of 2009.

Class actions and other cases have been filed against over two dozen pharmaceutical manufacturers, including Sicor, regarding allegedly inflated reimbursements or payments under Medicare or certain insurance plans. These cases were consolidated under the federal multi-district litigation procedures and are currently pending in the United States District Court for the District of Massachusetts (the "MDL"). In March 2008, the "Track 2" defendants in the MDL, including Sicor, entered into a settlement agreement to resolve the MDL. The court granted preliminary approval of the amended MDL settlement in July 2008, and a hearing for final approval has been postponed for procedural reasons. A provision for these matters, including Sicor's share of the MDL settlement payment, was included in the financial statements.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought under the Comprehensive Environmental Response, Compensation and Liability Act, commonly known as the Superfund law, or other national, federal, provincial or similar state and local laws imposing liability for compliance or regulatory matters or the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the sites or to pay for such activities and any related damages to natural resources. Teva has been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's (or its predecessors') facilities or former facilities that may have adversely impacted a site.

        In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, but the amounts have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, former site owners or operators. In addition, civil proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities may result in the imposition of significant civil penalties, in amounts not currently determinable, and require that corrective action measures be implemented.

Issuance of senior notes (Tables)	6 Months Ended
Jun. 30, 2010
Schedule of Issuance of Senior Notes

Issuer	Annual interest rate	Principal amount issued	Due
	%	(U.S. $ in millions)
Teva Pharmaceutical Finance III, LLC	LIBOR plus 0.40	$500	December 2011

Teva Pharmaceutical Finance III, LLC *	1.5	$1,000	June 2012

Teva Pharmaceutical Finance II, B.V. *	3.0	$1,000	June 2015

Inventories (Tables)	Jun. 30, 2010
Calculation of inventory

	June 30, 2010	December 31, 2009
	U.S. $ in millions
	Unaudited	Audited
Raw and packaging materials	$1,022	$1,072
Products in process	493	522
Finished products	1,453	1,658

	2,968	3,252
Materials in transit and payments on account	110	80

	$3,078	$3,332

Earnings per share (Tables)	6 Months Ended
Jun. 30, 2010
Schedule Of Basic And Diluted Earnings Per Share

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009
	(in millions)
Net income attributable to Teva	$797	$521	$1,510	$972
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	11	1	22	2

Net income used for the computation of diluted earnings per share	$808	$522	$1,532	$974

Weighted average number of shares used in the computation of basic earnings per share	895	860	894	858
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	7	7	7	8
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	19	28	20	29

Weighted average number of shares used in the computation of diluted earnings per share	921	895	921	895

Comprehensive income (loss) (Tables)	6 Months Ended
Jun. 30, 2010
Schedule Of Comprehensive Income (Loss)

	Three months ended June 30,		Six months ended June 30,
	U.S. $ in millions
	2010	2009	2010	2009
Net income*	$800	$523	$1,514	$974
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) from available-for-sale securities, net of tax	(18)	58	29	(7)
Unrealized gain on derivative financial instruments	7	—	7	—
Realization and reclassification adjustment on available for sales securities, net of tax	(26)	(7)	(26)	(7)
Currency translation adjustment, net of tax	(1,022)	527	(1,344)	(86)

Total comprehensive income (loss)	(259)	1,101	180	874
Comprehensive income attributable to the non-controlling interests*	(3)	(2)	(4)	(2)

Comprehensive income (loss) attributable to Teva	$(262)	$1,099	$176	$872

Entity-wide disclosures (Tables)	6 Months Ended
Jun. 30, 2010
Schedule of Segment Reporting Information, by Segment

	Three months ended June 30,		Six months ended June 30,
	U.S. $ in millions
	2010	2009	2010	2009
North America	$2,467	$2,108	$4,776	$4,033
Europe	811	777	1,623	1,516
International	522	515	1,054	998

	$3,800	$3,400	$7,453	$6,547

Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2010
Financial items carried at fair value

	June 30, 2010 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$512	$—	$—	$512
Cash deposits and other	4,342	—	—	4,342
Marketable securities*:
Auction rate securities	—	—	68	68
Collateral debt obligations	13	—	1	14
Equity securities	99	—	—	99
Structured investment vehicles		82	—	82
Other	56	—	—	56
Derivatives **:
Liability derivatives—mainly options and forward contracts	—	(220)	—	(220)
Interest rate swap (liabilities)	—	(40)	—	(40)
Interest rate and cross-currency swaps (assets)	—	46	—	46
Asset derivatives—mainly options and forward contracts	—	11	—	11

Total	$5,022	$(121)	$69	$4,970

	December 31, 2009 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$512	$—	$—	$512
Cash deposits and other	1,483	—	—	1,483
Marketable securities*:
Auction rate securities	—	—	75	75
Collateral debt obligations	13	—	1	14
Equity securities	104	—	—	104
Structured investment vehicles	—	37	—	37
Other—mainly debt securities	240	—	—	240
Derivatives—net**	—	(11)	—	(11)

Total	$2,352	$26	$76	$2,454

Activity for financial assets estimated utilizing Level 3 inputs

	June 30,
	2010	2009
	U.S. $ in millions
Carrying value as of January 1	$76	$98
Amount realized	—	(3)
Net change to fair value:
Loss included in other comprehensive income (loss)	(7)	(20)

Carrying value as of June 30	$69	$75

Legal settlements, acquisition and restructuring expenses and impairment (Tables)	6 Months Ended
Jun. 30, 2010
Restructuring, Legal Settlement, Impairment and Acquisition Expense

	Three months ended June 30,		Six months ended June 30,
	U.S. $ in millions
	2010	2009	2010	2009
Legal settlements	$(23)	$42	$(6)	$42
Acquisition expenses	—	—	15	—
Restructuring expenses	11	10	13	22
Impairment of long lived assets	3	—	3	2

Total	$(9)	$52	$25	$66

Certain transactions (Details)	1 Months Ended
	Jul. 31, 2010 USD ( $)	Mar. 18, 2010 EUR ( €)	Mar. 18, 2010 USD ( $)	Apr. 01, 2008
Agreement to acquire Ratiopharm, Euro		€ 3,625,000,000
Agreement to acquire Ratiopharm			4,700,000,000
Committed financing for bilateral credit agreements	500,000,000
Number of credit agreements	3
Total committed financing related to bilateral credit agreements	1,500,000,000
Amount drawn down from bilateral credit agreements	$ 500,000,000
Termination consideration				0.25

Issuance of senior notes (Details) (USD $)	Jun. 30, 2010	Jun. 30, 2010 Teva Pharmaceutical Finance III, LLC [Member]	Jun. 30, 2010 Teva Pharmaceutical Finance III, LLC (Interest Rate Swap Agreements) [Member]	Jun. 30, 2010 Teva Pharmaceutical Finance II, B.V. [Member]
Senior Notes	$ 2,500,000,000
Annual Interest Rate		0.004	0.015	0.03
Principal Amount Issued		$ 500,000,000	$ 1,000,000,000	$ 1,000,000,000
Due date		2011-12-01	2012-06-01	2015-06-01

Issuance of senior notes (Parenthetical) (Details)	Jun. 30, 2010
Percent annual interest rate in addition to LIBOR	0.004

Inventories (Details) (USD $) In Millions	Jun. 30, 2010	Dec. 31, 2009
Raw and packaging materials	$ 1,022	$ 1,072
Products in process	493	522
Finished products	1,453	1,658
Total inventory before inventory in transit	2,968	3,252
Materials in transit and payments on account	110	80
Inventories	$ 3,078	$ 3,332

Convertible senior debentures (Details) (USD $) In Millions	6 Months Ended
Jun. 30, 2010
Debt Conversion Instrument Shares Issued Converted	2.3
Debt Conversion Instrument Amount Converted	$ 83
Convertible Senior Debentures Point Five Percent Due 2024 [Member]
Debt Conversion Instrument Amount Converted	34
Interest Rate Of Senior Debentures	0.005
Debt maturity date	2,024
Convertible senior debentures Point Two Five Percent Due 2024 [Member]
Debt Conversion Instrument Amount Converted	49
Interest Rate Of Senior Debentures	0.0025
Debt maturity date	2,024
Convertible Senior Debentures Reclassified To Long term Debt	67
Convertible Senior Debentures Point Five Percent Due 2026 [Member]
Debt Conversion Instrument Amount Converted	45
Interest Rate Of Senior Debentures	0.005
Debt maturity date	2,026
Convertible Senior Debentures One Point Seven Five Due 2026 [Member]
Convertible Debt	$ 779
Interest Rate Of Senior Debentures	0.0175
Debt maturity date	2,026

Earnings per share (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Anti - dilutive securities excluded from computation of earnings per share, amount		16		16
Net income attributable to Teva	$ 797	$ 521	$ 1,510	$ 972
Interest on Convertible Debt, Net of Tax	11	1	22	2
Net Income (Loss) Available to Common Stockholders, Diluted	$ 808	$ 522	$ 1,532	$ 974
Weighted Average Number of Shares Outstanding, Basic	895	860	894	858
Incremental Common Shares Attributable to Share-based Payment Arrangements	7	7	7	8
Incremental Common Shares Attributable to Conversion of Debt Securities	19	28	20	29
Weighted Average Number of Shares Outstanding, Diluted	921	895	921	895

Comprehensive income (loss) (Details) (USD $) In Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2010		Jun. 30, 2009
Net income	$ 800	[1]	$ 523	[1]	$ 1,514	[2]	$ 974	[2]
Unrealized gain (loss) from available-for-sale securities, net of tax	(18)		58		29		(7)
Unrealized gain on derivative financial instruments	7				7
Realization and reclassification adjustment on available-for-sale securities, net of tax	(26)		(7)		(26)		(7)
Currency translation adjustment, net of tax	(1,022)		527		(1,344)		(86)
Total comprehensive income (loss)	(259)		1,101		180		874
Comprehensive income attributable to the non-controlling interests	(3)	[1]	(2)	[1]	(4)	[1]	(2)	[1]
Comprehensive income (loss) attributable to Teva	$ (262)		$ 1,099		$ 176		$ 872

[1]	Reclassified.
[2]	Reclassified.

Entity-wide disclosures (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
North America	$ 2,467	$ 2,108	$ 4,776	$ 4,033
Europe	811	777	1,623	1,516
International	522	515	1,054	998
Net sales	$ 3,800	$ 3,400	$ 7,453	$ 6,547

Fair value measurement (Details) (USD $) In Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009	Dec. 31, 2009		Dec. 31, 2008
Derivatives-net				$ (11)	[1]
Total	4,970			2,454
Carrying value	69		75	76		98
Amount realized			(3)
Loss included in other comprehensive income (loss)	(7)		(20)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	4,313			2,150
Fair value of the interest rate swap agreements	46			10
Fair values derivatives assets	11			20
Fair values convertible senior debentures and derivatives liabilities	1,424			771
Credit loss	293			293
Level 1 [Member]
Total	5,022			2,352
Level 1 [Member] | Money markets [Member]
Cash and cash equivalents	512			512
Level 1 [Member] | Cash deposits and other [Member]
Cash and cash equivalents	4,342			1,483
Level 1 [Member] | Collateral debt obligations [Member]
Marketable securities	13	[2]		13	[2]
Level 1 [Member] | Equity securities [Member]
Marketable securities	99	[2]		104	[2]
Level 1 [Member] | Other - mainly debt securities [Member]
Marketable securities	56	[2]		240	[2]
Level 2 [Member]
Derivatives-net				(11)	[1]
Total	(121)			26
Level 2 [Member] | Structured investment vehicles [Member]
Marketable securities	82	[2]		37	[2]
Level 2 [Member] | Liability Derivatives [Member]
Derivatives--net	(220)	[1]
Level 2 [Member] | Interest Rate Swap [Member]
Derivatives--net	(40)	[1]
Level 2 [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives-net	46	[1]
Level 2 [Member] | Asset Derivatives [Member]
Derivatives-net	11	[1]
Level 3 [Member]
Total	69			76
Level 3 [Member] | Auction rate securities [Member]
Marketable securities	68	[2]		75	[2]
Level 3 [Member] | Collateral debt obligations [Member]
Marketable securities	1	[2]		1	[2]
Money markets [Member]
Cash and cash equivalents	512			512
Cash deposits and other [Member]
Cash and cash equivalents	4,342			1,483
Auction rate securities [Member]
Marketable securities	68	[2]		75	[2]
Collateral debt obligations [Member]
Marketable securities	14	[2]		14	[2]
Equity securities [Member]
Marketable securities	99	[2]		104	[2]
Structured investment vehicles [Member]
Marketable securities	82	[2]		37	[2]
Other - mainly debt securities [Member]
Marketable securities	56	[2]		240	[2]
Liability Derivatives [Member]
Derivatives--net	(220)	[1]
Interest Rate Swap [Member]
Derivatives--net	(40)	[1]
Cross Currency Interest Rate Contract [Member]
Derivatives-net	46	[1]
Asset Derivatives [Member]
Derivatives-net	$ 11	[1]

[1]	Derivatives primarily represent foreign currency and option contracts and interest rate swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.
[2]	Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

Derivative instruments and hedging activities (Details)	3 Months Ended		6 Months Ended				3 Months Ended	6 Months Ended	3 Months Ended
	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Jun. 30, 2010 EUR ( €)	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Dec. 31, 2009 USD ( $)	Jun. 30, 2010 Teva Pharmaceutical Finance III, LLC (Interest Rate Swap Agreements) [Member] USD ( $)	Jun. 30, 2010 Teva Pharmaceutical Finance III, LLC (Interest Rate Swap Agreements) [Member] USD ( $)	Jun. 30, 2010 Teva Pharmaceutical Finance II, B.V. [Member] USD ( $)
Annual Interest Rate							0.015	0.015	0.03
Senior notes due date							2,012		2,015
Principal Amount Issued							$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Effective annual interest rate in addition to LIBOR							0.0041	0.0041
Current fixed rate on Euro principal amount	0.0236			0.0236
Derivative transactions in relation of the ratiopharm acquisition			1,500,000,000
Euro denominated acquisition commitment			3,600,000,000
Loss on non qualifying hedge	147,000,000			147,000,000
Interest rate and currency swap asset derivative	46,000,000			46,000,000		10,000,000
Foreign exchange contracts asset	11,000,000			11,000,000		20,000,000
Interest rate swap liability derivative	40,000,000			40,000,000		10,000,000
Foreign exchange contracts liability	220,000,000			220,000,000		31,000,000
Gain on foreign exchange contracts derivative		56,000,000
Loss on foreign exchange contracts derivative	80,000,000			118,000,000	70,000,000
Interest rate swap gain	$ 4,000,000			$ 8,000,000

Legal settlements, acquisition and restructuring expenses and impairment (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Legal settlements	$ (23)	$ 42	$ (6)	$ 42
Acquisition expenses			15
Restructuring expenses	11	10	13	22
Impairment of long lived assets	3		3	2
Total	$ (9)	$ 52	$ 25	$ 66

Contingencies (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 07, 2010	Dec. 31, 2009	Sep. 30, 2007	May 31, 2007	Mar. 31, 2007	Dec. 31, 2006	Sep. 30, 2004	May 07, 2010	May 05, 2010
Annual Sales Of Neurontin							$ 2,700,000,000
Annual Sales Of Omnicef						860,000,000
Annual Sales Of Lotrel					1,400,000,000
Annual Sales Of Zyprexa				180,000,000
Annual Sales Of Protonix			2,500,000,000
Annual Sales Of Yaz		782,000,000
Compensatory Damages Propofol									5,100,000
Punitive Damages Propofol Against Teva								356,000,000
Punitive Damages Against Baxter								144,000,000
Settlement Agreement Nifedipine	$ 10,000,000